Share-based Payments - Additional Information (Detail)	3 Months Ended
	Jan. 31, 2022 CAD ($) $ / shares	Jan. 31, 2021 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	4 years
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	1,716,536
Exercise price of options granted | $ / shares	$ 85.46
Weighted average grant date fair value of options granted	$ 7.54
Increase to equity	$ 6,000,000	$ 4,000,000
Employee stock options [member] | Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Employee stock options [member] | Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%